VARIABLE INTEREST ENTITIES (Tables)	6 Months Ended
Jun. 30, 2017
VARIABLE INTEREST ENTITIES
Schedule of assets and liabilities of consolidated VIEs included in the Consolidated Statements of Financial Position

June 30,	2017
(millions of Canadian dollars)
Assets
Cash and cash equivalents	448
Accounts receivable and other	1,217
Inventory	190

1,855
Property, plant and equipment, net	30,794
Long-term investments	3,629
Restricted long-term investments	76
Deferred amounts and other assets	1,219
Intangible assets, net	104

37,677

Liabilities
Short-term borrowings	300
Accounts payable and other	1,707
Interest payable	140
Current portion of long-term debt	897

3,044
Long-term debt	12,930
Other long-term liabilities	1,405
Deferred income taxes	692

18,071

Net assets before noncontrolling interests	19,606

Schedule of carrying amount of interest and maximum exposure to loss for unconsolidated VIEs

	Carrying	Enbridge’s
	Amount of	Maximum
	Investment	Exposure to
June 30, 2017	in VIE	Loss
(millions of Canadian dollars)
Nexus Gas Transmission, LLC	662	1,342
PennEast Pipeline Company, LLC	56	355

	718	1,697